Shareholder Report, Average Annual Return (Details) 197573_Angel Oak High Yield Opportunities ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Angel Oak High Yield Opportunities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Angel Oak High Yield Opportunities ETF NAV
Average Annual Return, Percent		5.46%	4.80%	5.77%
Bloomberg U.S. Aggregate Bond Index_1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.71%	(0.40%)	1.35%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		5.17%	4.04%	5.51%